Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2011 Emdeon Inc. Predecessor	Jun. 30, 2011 Emdeon Inc. Predecessor	Nov. 01, 2011 Emdeon Inc. Predecessor	Dec. 31, 2010 Emdeon Inc. Predecessor	Dec. 31, 2009 Emdeon Inc. Predecessor	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Nov. 01, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Dec. 31, 2009 Guarantor Subsidiaries Predecessor	Dec. 31, 2011 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2011 Consolidating Adjustments Predecessor	Jun. 30, 2011 Consolidating Adjustments Predecessor	Nov. 01, 2011 Consolidating Adjustments Predecessor	Dec. 31, 2010 Consolidating Adjustments Predecessor	Dec. 31, 2009 Consolidating Adjustments Predecessor	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Consolidated Predecessor	Jun. 30, 2011 Consolidated Predecessor	Nov. 01, 2011 Consolidated Predecessor	Dec. 31, 2010 Consolidated Predecessor	Dec. 31, 2009 Consolidated Predecessor
Comprehensive Income Loss [Line Items]
Net income	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003	$ (16,693)	$ (35,392)	$ (52,927)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 3,791	$ (12,029)	$ (7,741)	$ 14,912	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (3,791)	$ 12,029	$ 7,741	$ (11,485)	$ (21,114)	$ (16,482)	$ (43,046)	$ (14,439)	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes				832	1,643	2,762	5,062	6,985												832	1,643															832	1,643
Changes in fair value of interest rate swap, net of taxes		(4,192)	(2,334)				5,841	8,688		(4,192)	(2,334)																							(4,192)	(2,334)
Foreign currency translation adjustment	(194)	40	234	3	(5)	101	91	25										40	234	3	(5)													40	234	3	(5)
Equity in other comprehensive earnings										40	234	656	1,289													(40)	(234)	(656)	(1,289)
Other comprehensive income (loss)	(194)	(4,152)	(2,100)	835	1,638	2,863	10,994	15,698		(4,152)	(2,100)	656	1,289					40	234	835	1,638					(40)	(234)	(656)	(1,289)					(4,152)	(2,100)	835	1,638
Total comprehensive income (loss)	(16,887)	(39,544)	(55,027)	10,063	18,141	(16,719)	44,161	29,701		(39,544)	(55,027)	6,457	11,483					(11,989)	(7,507)	15,747	29,061					11,989	7,507	(12,141)	(22,403)					(39,544)	(55,027)	10,063	18,141
Comprehensive income attributable to noncontrolling interest				3,606	6,658	(5,719)	(15,979)	(7,917)													6,658							3,606								3,606	6,658
Comprehensive income (loss) attributable to Emdeon Inc.	$ (16,887)	$ (39,544)	$ (55,027)	$ 6,457	$ 11,483	$ (22,438)	$ 28,182	$ 21,784				$ 6,457	$ 11,483							$ 15,747	$ 22,403							$ (15,747)	$ (22,403)							$ 6,457	$ 11,483